Financial Assets at Fair Value Through Comprehensive Income	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Comprehensive Income

13. Financial Assets at Fair Value Through Comprehensive Income

Financial assets at fair value through other comprehensive income (FVOCI) comprise of debt securities where the contractual cash flows are solely principal and interest and the objective of the Group’s business model is achieved by collecting contractual cash flows and selling financial assets. Debt investments at FVOCI comprise the following investments in listed and unlisted bonds:

Unlisted debt securities comprise of investments in commercial paper of financial institutions. On disposal of debt investments, any related balance within the FVOCI reserve is reclassified to other gains/(losses) within profit or loss. There were no disposals of debt investments during the six months ended June 30, 2022.

June 30,
2022
RMB’000
Non-current assets
U.S. Treasury bills	57,298
Listed bonds	92,383
149,681
Current assets
U.S. Treasury bills	163,450
Listed bonds	26,034
Unlisted debt securities	141,189
330,673

The following amounts for debt investments at FVOCI were recognized in profit or loss and other comprehensive income, respectively:

Information about the methods and assumptions used in determining fair value is provided in Note 3. Impairment on debt investments at FVOCI is measured based on expected losses and changes in credit risk and recognized into profit and loss when determined. As of June 30, 2022, no impairment has been recognized on debt investments at FVOCI. All of the financial assets at FVOCI are denominated in USD.

June 30,
2022
RMB’000
Interest income recognized in profit and loss related to debt investments	1,088
Losses recognized in other comprehensive income related to debt investments	(1,311)